CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 2,184	$ 4,338
Accounts receivable, net	21,236	14,268
Inventory	1,378	2,562
Prepaid expenses and other	4,810	1,835
Total current assets:	29,608	23,003
Property and equipment, net	772	805
Operating lease right-of-use asset	1,131	1,303
Intangibles, net	40,591	38,802
Goodwill	13,481	13,481
Other long-term assets	944	538
Total assets	86,527	77,932
Current liabilities:
Accounts payable	8,450	4,284
Accrued payroll	1,354	3,733
Accrued rebates and fees	30,893	7,362
Accrued expenses	3,136	3,259
Current portion of deferred consideration	264	0
Current portion of debt	0	37,950
Related party payable	0	92,724
Related party note payable	0	19,608
Current portion of operating lease liabilities	745	500
Total current liabilities:	44,842	169,420
Long-term portion of deferred consideration	3,387	0
Long-term debt, net	0	72,037
Related party note payable, net	0	23,503
Derivative liabilities	1,231	35,700
Operating lease liabilities	665	1,148
Other long-term liabilities	163	0
Total liabilities	50,288	301,808
Commitments and contingencies (See Note 10)
Stockholders' Deficit:
Preferred stock, $0.0001 par value, 45,000,000 shares authorized; 29,057,097 and 0 issued and outstanding at December 31, 2022 and December 31, 2021, respectively	3	0
Common stock, $0.0001 par value, 740,000,000 shares authorized; 141,348,856 and 132,858,484 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively	14	13
Additional paid-in capital	412,136	128,661
Accumulated deficit	(375,914)	(352,550)
Total stockholders' equity/(deficit)	36,239	(223,876)
Total liabilities and stockholders' equity/(deficit)	$ 86,527	$ 77,932